UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-10113

                           UBS Juniper Crossover Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                     New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                    Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-5243

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

UBS JUNIPER CROSSOVER FUND, L.L.C.

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2012 to June 30, 2012

UBS JUNIPER CROSSOVER FUND, L.L.C.

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2012 to June 30, 2012

UBS Juniper Crossover Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2012

ASSETS

Investments in securities, at fair value (cost $ 5,276,040)	$6,605,805
Cash	3,031,762
Investments sold, not settled	5,486,410
Receivable for earnouts	660,111
Other assets	5,647
Total Assets	15,789,735

LIABILITIES
Professional fees payable	182,395
Administration fee payable	3,846
Directors’ fees payable	2,731
Custody fee payable	2,407
Other liabilities	45,137
Total Liabilities	236,516
Members’ Capital	$15,553,219

MEMBER’S CAPITAL

Represented by:
Net capital contributions	$14,223,454
Accumulated net unrealized appreciation/(depreciation) on investments in securities	1,329,765

Members’ Capital	$15,553,219

The accompanying notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Statement of Operations

(Unaudited)

Period from January 1, 2012 to June 30, 2012

INVESTMENT INCOME
Other income	$35,058

Total Investment Income	35,058

EXPENSES

Professional fees	171,217
Management Fee	163,329
Shareholder servicing fee	48,393
Directors’ fees	38,731
Custody fee	9,586
Administration fee	9,334
Printing, insurance and other expenses	30,579

Total Expenses	471,169

Net Investment Loss	(436,111)

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
Investments in securities and earnouts	8,458,015
Net change in unrealized appreciation/depreciation on:
Investments in securities	(4,872,863)

Net Realized and Unrealized Gain/Loss from Investments	3,585,152

Net Increase in Members’ Capital Derived from Operations	$3,149,041

The accompanying notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Statements of Changes in Members’ Capital

Year Ended December 31, 2011 and Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Adviser	Members	Total
Members’ Capital at January 1, 2011	$358,826	$21,597,300	$21,956,126

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)	(12,236)	(1,019,240)	(1,031,476)
Net realized gain/(loss) from investments in securities and earnouts	9,193	550,026	559,219
Net change in unrealized appreciation/depreciation on investments in securities	69,907	4,150,400	4,220,307
Net Increase (Decrease) in Members’ Capital Derived from Operations	66,864	3,681,186	3,748,050

Members’ Capital at December 31, 2011	$425,690	$25,278,486	$25,704,176

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)	(4,526)	(431,585)	(436,111)
Net realized gain/(loss) from investments in securities and earnouts	138,237	8,319,778	8,458,015
Net change in unrealized appreciation/depreciation on investments in securities	(79,438)	(4,793,425)	(4,872,863)
Incentive Allocation	1,687,749	(1,687,749)	–
Net Increase (Decrease) in Members’ Capital Derived from Operations	1,742,022	1,407,019	3,149,041

MEMBERS’ CAPITAL TRANSACTIONS
Adviser and Members’ distributions	(233,497)	(13,066,501)	(13,299,998)
Net Increase (Decrease) in Members’ Capital Derived from Capital Transactions	(233,497)	(13,066,501)	(13,299,998)

Members’ Capital at June 30, 2012	$1,934,215	$13,619,004	$15,553,219

The accompanying notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Statement of Cash Flows

(Unaudited)

Period from January 1, 2012 to June 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members’ capital derived from operations	$3,149,041
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments	(454,995)
Proceeds from disposition of investments	16,079,647
Net realized (gain)/loss from investments in securities	(8,594,428)
Net change in unrealized appreciation/depreciation on investments in securities	4,872,863
Changes in assets and liabilities:
(Increase) decrease in assets:
Investments sold, not settled	(5,486,410)
Receivable for earnouts	338,092
Other assets	(4,628)
Increase (decrease) in liabilities:
Administration fee payable	32
Custody fee payable	(11,663)
Directors’ fees payable	2,731
Management Fee payable	(24,323)
Professional fees payable	(123,868)
Shareholder servicing fee payable	(7,207)
Other liabilities	1,272
Net cash provided by operating activities	9,736,156

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser distributions	(233,497)
Members’ distributions	(13,066,501)
Net cash used in financing activities	(13,299,998)

Net decrease in cash	(3,563,842)
Cash - beginning of period	6,595,604
Cash - end of period	$3,031,762

The accompanying notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Financial Highlights

June 30, 2012

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

	Period from January 1, 2012 to June 30, 2012 (Unaudited)		Years Ended December 31,
			2011	2010	2009	2008	2007
Ratio of net investment income/(loss) to average members’ capital [a]	(3.45	%) [b]	(4.76%)	(3.81%)	(3.41%)	(0.52%)	0.76%
Ratio of total expenses to average members’ capital before Incentive Allocation [a]	3.73	% [b]	4.77%	3.85%	3.43%	2.94%	2.31%
Ratio of total expenses to average members’ capital after Incentive Allocation [a]	17.09	% [b]	4.77%	3.85%	3.43%	2.94%	4.56%
Portfolio turnover rate	2.78%		2.15%	2.43%	0.45%	5.83%	50.20%
Total return before Incentive Allocation [c]	15.09%		17.04%	(16.83%)	1.55%	(4.32%)	14.34%
Total return after Incentive Allocation [d]	5.44%		17.04%	(16.83%)	1.55%	(4.32%)	11.47%
Members’ capital at end of period (including the Adviser)	$15,553,219		$25,704,176	$21,956,126	$32,330,001	$38,229,704	$122,383,932

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser.

b	Annualized.

c

Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

d

Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements

(Unaudited)

June 30, 2012

1.	Organization

UBS Juniper Crossover Fund, L.L.C. (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities (“PIPEs”). The Fund commenced operations on November 21, 2000.

The Fund’s Board of Directors (the “Directors”) approved the orderly wind down of the Fund in December 2007, and as such, the Fund is proceeding with a gradual disposition of its portfolio of investments. It is anticipated that this wind down will take place over a number of years as its private stock investments are either sold or their value is realized in either an initial public offering or other liquidating transaction. As a result of the wind down, subscriptions and repurchases into the Fund have been suspended.

The Fund’s Adviser (as defined below) and Directors continue to pursue various options to dispose of the remaining portfolio investments. The sale price on such a transaction could result in exit values that may differ significantly from the June 30, 2012 fair values and such differences could be material.

For the six month period ended June 30, 2012, the Fund sold investments for total proceeds of $16,079,647, of which $5,486,410 remains receivable at June 30, 2012. The cost of the securities sold was $7,485,219 and the December 31, 2011 fair value was $13,132,855. This resulted in an increase to the Members’ Capital of the Fund of $2,946,792 from December 31, 2011 which is reported as part of net realized and unrealized gain in the Fund’s financial statements for the six month period ended June 30, 2012. Based in part on these proceeds, the Fund distributed $13,066,501 to its members (the “Members”) in June 2012. The Fund will continue to make distributions to its Members, as it is able to sell its investments as part of its gradual disposition of its portfolio of investments.

The Fund’s Directors have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Directors have engaged UBS Juniper Management, L.L.C. (the “Adviser”), a Delaware limited liability company, to provide investment advice to the Fund.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

1.	Organization (continued)

The Adviser is a joint venture between UBS Alternative and Quantitative Investments LLC (“UBS A&Q”) and OrbiMed Advisors, L.L.C. (“OrbiMed”). UBS A&Q is the managing member of the Adviser, is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Investment professionals employed by OrbiMed manage the Fund’s investment portfolio on behalf of the Adviser under the oversight of UBS A&Q’s personnel. OrbiMed is also registered as an investment adviser under the Advisers Act.

2.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amends ASC Topic 210, Balance Sheet, which requires enhanced disclosures on both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013 and for interim periods within those fiscal years. The adoption of ASU 2011-11 is currently being assessed but is not expected to have a material impact on the Fund’s financial statements.

3.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions.)

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. If there is a difference between the Valuation Policy and the Fund’s offering documents, the Fund’s offering documents will be used as the basis of the valuation process. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

A breakdown of the Fund’s portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the average of the final bid and ask prices as of the measurement date.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Private and public securities in the amount of $6,605,805 were fair valued by the Adviser at June 30, 2012 using the methodologies described below. These securities are classified as Level 3 positions in the fair value hierarchy.

When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. The discount is accreted over the discount period in these cases. At June 30, 2012, the Fund did not hold any PIPEs.

Private securities including warrants are valued pursuant to the Fund’s Valuation Policy. In such situations, the Fund’s investments are valued in a manner that the Adviser, following procedures approved by the Valuation Committee, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company’s operating performance and financial condition and general and industry specific market conditions that could impact the valuation. Changes in these factors could lead to changes in the inputs used to drive the various valuation methods or models discussed below. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale or financing round, the pricing indicated by that external event is utilized to corroborate or adjust the Fund’s valuation of the debt and equity securities.

The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, generally accepted valuation approaches such as market multiples, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. The Fund may also utilize a third party specialist to assist in the valuation of such securities.

For the Fund’s investments in portfolio companies with capital structures involving multiple classes of stock, an equity allocation model is used to allocate the total equity value of the company among the various classes of stock based on the unique rights and preferences of each class of stock. The equity allocation model called Option Pricing Method (OPM) may be used by the Fund to value such securities. Under the OPM, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the company. The class of stock’s option exercise price is based on a comparison with the enterprise value. Both common stock and preferred stock have, at the time of a liquidity event, payoff diagrams that are similar to the payoff diagrams of regular call options. The characteristics of each class of stock, including conversion ratios and any liquidation preferences (which are based on the specific terms of the capital structure unique to each respective portfolio company), determine the class of stock’s claim on the enterprise value. Under this method, the common stock of the company has value only if the funds available for distribution to shareholders exceed the value of the liquidation preference of the preferred securities at the time of a liquidity event. The OPM commonly uses the Black-Scholes model to price the call option.

The primary inputs/assumptions required for the OPM’s Black-Scholes calculations are: (i) total equity value, (ii) term (or the expected time until a liquidity event), (iii) risk-free rate, (iv) standard deviation or volatility, and (v) strike prices based on value thresholds where allocation percentages among various classes of stock changes. Total equity is either determined using generally accepted valuation approaches or, in the event of a historical equity financing round, a backsolve method may be used in which the equity value is derived from the transaction pricing. The term input is driven by the Adviser’s expectation on the timing of a future liquidity event. The term is then relevant in the selection of an appropriate risk free rate. Volatility is estimated based on the standard deviation of publicly-traded comparable companies over the relevant term. In certain cases, recovery rates may be used and may be estimated on a facts and circumstance basis based on the specific factors surrounding the portfolio company.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The valuation techniques and related significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of June 30, 2012 were as follows:

Type of Investment	Fair Value at June 30, 2012	Valuation Technique	Unobservable Input	Range
Common Stock
	$4,934,426	Discount to listed price	Discount for restriction period	2.02-6.6%
	$2,368	Option Pricing Method
			Term	2-4 years
			Volatility	60-90%
			Weighted Average Recovery Rate	37.2%- 100%
Preferred Stocks and Warrants
	$1,669,011	Option Pricing Method
			Term	2-4 years
			Volatility	60-90%
			Weighted Average Recovery Rate	37.2%- 100%

An increase in the unobservable input discount for restriction period (identified above) will decrease the valuation of the security. Under the OPM, changes to the primary inputs discussed above have varying impacts (both directionally and magnitude) on the values of common and preferred securities that are dependent on the specific capital structure and of the subject company as well as the specific economic rights and privileges of the various classes of stock. There may be unique interactions between unobservable inputs used to determine Level 3 valuations which may have similar or divergent impact to the valuation as compared to changes to each input in isolation. Valuations in the table above represent in some cases a mid level valuation.

The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for the Fund’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Securities Transactions and Income Recognition

Securities transactions, including related revenue and expenses, are recorded on the trade-date basis and dividends are recorded on the ex-dividend date basis. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities are calculated on the identified cost basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

d.	Income Taxes

The Fund has reclassified $436,111 and $8,458,015 from accumulated net investment loss and accumulated net realized gain from investments in securities and earnouts to net capital contributions during the six month period ended June 30, 2012. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2012 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2012, the Fund did not incur any interest or penalties.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

3.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

4.	Related Party Transactions

UBS A&Q provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBS A&Q a monthly management fee (the “Management Fee”) at an annual rate of 1.35% of the Fund’s members’ capital, excluding the capital account attributable to UBS A&Q, the Adviser and the Special Advisory Account (the capital account established for crediting any incentive allocation (the “Incentive Allocation”) due to the Adviser, as described below). The Management Fee is debited against the Member’s capital accounts, excluding the Adviser’s or Special Advisory Account, and paid to UBS A&Q and OrbiMed, respectively.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBS A&Q and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

4.	Related Party Transactions (continued)

The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six month period ended June 30, 2012, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser, as described above. Upon a Member’s withdrawal and generally on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as net increase in members’ capital derived from operations on the Statement of Operations), if any, that would have been credited to the Member’s capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The accrued Incentive Allocation for the six month period ended June 30, 2012 is $1,687,749 and has been recorded as a net increase to the Adviser’s capital account. There was no Incentive Allocation for the year ended December 31, 2011. The Incentive Allocation is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

Each Director of the Fund receives a retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with nine other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

5.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides securities servicing and settlement services for the Fund.

6.	Securities Transactions

Aggregate purchases and proceeds from sales of investment securities for the six month period ended June 30, 2012 amounted to $454,995 and $16,079,647, respectively, of which $5,486,410 of the proceeds from sales remains receivable at June 30, 2012.

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $6,202,628 which consists of $7,472,883 gross unrealized appreciation and $1,270,255 gross unrealized depreciation. The tax basis of investments for 2012 will not be finalized by the Fund until after the fiscal year end.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the six month period ended June 30, 2012, the Fund did not trade any forward contracts, engage in option transactions or securities sold, not yet purchased. The Fund held warrants at June 30, 2012.

UBS Juniper Crossover Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2012

8.	Receivable for Earnouts

The Fund’s receivable for earnouts represents contractual amounts to be received when licensed products achieve certain developmental milestones. The total represents estimated contractual amounts due from licensed products from Adiana, Inc. of $44,328, Amnis Corp. of $372,040, Cerexa, Inc. of $42,248, and Sapphire Therapeutics, Inc. of $201,495. The Fund recorded realized gains associated with the change in estimated earnouts of $136,413, which is included in net realized gain/(loss) from investments in securities and earnouts on the Statement of Operations.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

June 30, 2012

	INVESTMENTS IN SECURITIES (UNITED STATES) (42.47%)
Shares		Fair Value
	COMMON STOCK (31.74%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (15.00%)
2,888	Acceleron Pharmaceuticals, Inc., Common *	$2,368
158,510	ChemoCentryx Inc. *	2,331,159

		2,333,527

	RESEARCH PRODUCT/TECHNOLOGY PLATFORM (16.74%)
297,816	Supernus Pharmaceuticals, Inc. *	2,603,267

	TOTAL COMMON STOCK (Cost $2,329,166)	4,936,794

	PREFERRED STOCKS (10.53%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (7.14%)
558,964	Acceleron Pharmaceuticals, Inc., Series B *	598,091
86,977	Acceleron Pharmaceuticals, Inc., Series C *	130,465
11,624	Acceleron Pharmaceuticals, Inc., Series D *	23,364
52,413	Acceleron Pharmaceuticals, Inc., Series E *	297,706
19,300	Acceleron Pharmaceuticals, Inc., Series F *	60,602

		1,110,228

	MEDICAL - BIOMEDICAL/GENETICS (3.39%)
316,091	Macrogenics, Inc., Series A *	50,575
982,489	Macrogenics, Inc., Series B *	127,724
1,504,459	Macrogenics, Inc., Series C *	285,847
121,181	Macrogenics, Inc., Series D *	64,226

		528,372

	TOTAL PREFERRED STOCKS (Cost $2,946,874)	1,638,600

	WARRANTS (0.20%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (0.20%)
55,979	Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *	30,229

	MEDICAL - BIOMEDICAL/GENETICS (0.00%)
9,089	Macrogenics, Inc., $0.65, 09/24/18 *	182

	TOTAL WARRANTS (Cost $—)	30,411

	TOTAL INVESTMENTS IN SECURITIES (Cost $5,276,040)	6,605,805

TOTAL INVESTMENTS IN SECURITIES (UNITED STATES) — 42.47%		6,605,805

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 57.53%		8,947,414

TOTAL MEMBERS’ CAPITAL — 100.00%		$15,553,219

Percentages shown represent a percentage of members’ capital as of June 30, 2012.

*	Non-income producing security.

The preceding notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the six month period ended June 30, 2012.

ASSETS TABLE

Description	Total Fair Value at June 30, 2012	Level 1	Level 2	Level 3
Investments in Securities
Common Stock
Drug Discovery/Drug Development	$2,333,527	$—	$—	$2,333,527
Research Product/Technology Platform	2,603,267	—	—	2,603,267

Total Common Stock	4,936,794	—	—	4,936,794

Preferred Stocks
Drug Discovery/Drug Development	1,110,228	—	—	1,110,228
Medical – Biomedical/Genetics	528,372	—	—	528,372

Total Preferred Stocks	1,638,600	—	—	1,638,600

Warrants
Drug Discovery/Drug Development	30,229	—	—	30,229
Medical – Biomedical/Genetics	182	—	—	182

Total Warrants	30,411	—	—	30,411

Total Investments in Securities	$6,605,805	$—	$—	$6,605,805

Total Assets	$6,605,805	$—	$—	$6,605,805

The preceding notes are an integral part of these financial statements.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers in and/or out of Level 3	Balance as of June 30, 2012
Investments in Securities

Common Stock
Drug Discovery/Drug Development	$3,004	$–	$–	$(636)	$–	$–	$2,331,159	$2,333,527
Research Product/Technology Platform	–	–	–	–	–	–	2,603,267	2,603,267
Total Common Stock	3,004	–	–	(636)	–	–	4,934,426	4,936,794

Preferred Stocks
Drug Discovery/Drug Development	13,166,438	–	7,342,082	(3,480,734)	–	(13,586,399)	(2,331,159)	1,110,228
Medical – Biomedical/Genetics	586,380	–	–	(58,008)	–	–	–	528,372
Research Product/Technology Platform	2,121,940	–	–	26,332	454,995	–	(2,603,267)	–
Total Preferred Stocks	15,874,758	–	7,342,082	(3,512,410)	454,995	(13,586,399)	(4,934,426)	1,638,600

Warrants
Drug Discovery/Drug Development	187,006	–	–	(156,777)	–	–	–	30,229
Medical – Biomedical/Genetics	273	–	–	(91)	–	–	–	182
Total Warrants	187,279	–	–	(156,868)	–	–	–	30,411

Ending Balance	$16,065,041	$–	$7,342,082	$(3,669,914)	$454,995	$(13,586,399)	$–	$6,605,805

The transfers out of Level 3 Preferred Stocks – Drug Discovery/Drug Development and Preferred Stocks – Research Product/Technology Platform into Level 3 Common Stock – Drug Discovery/Drug Development and Common Stock – Research Product/Technology Platform, respectively, at June 30, 2012 are due to an initial public offerings of ChemoCentryx Inc. on February 8, 2012 and Supernus Pharmaceuticals, Inc. on May 4, 2012.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2012 is $(2,075,213) and is included in net change in unrealized appreciation/depreciation on investments in securities on the Statement of Operations.

The preceding notes are an integral part of these financial statements.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Juniper Crossover Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	September 5, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	September 5, 2012

*	Print the name and title of each signing officer under his or her signature.